INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets:
Allowance for loan losses	$ 147	$ 126
Net unrealized loss on securities available for sale	80	63
Deferred compensation	148	128
Reserve for uncollected interest	2	3
Reserve for off-balance sheet commitments	13	16
OTTI other impairment	120	164
OTTI credit impairment	65	102
Other	90	63
Total gross deferred tax assets	665	665
Deferred tax liabilities:
Net unrealized gain on securities available for sale	24	41
Deferred origination fees, net	193	185
Depreciation reserve	11	31
Other		2
Total gross deferred tax liabilities	228	259
Net deferred tax assets	$ 437	$ 406